Impaired Loans (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reduction in the amount of unpaid principal balance of impaired loans	¥ 210,161